Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	¥ 5,739,723	¥ 4,343,364	¥ 4,495,430
Total expense	[2]	3,477,067	2,922,921	3,079,559
Income (loss) before income tax expense (benefit)		2,262,656	1,420,443	1,415,871
Net income (loss) attributable to Mitsubishi UFJ Financial Group		1,531,127	1,015,393	1,069,124
Total assets at end of fiscal year		280,886,326	253,661,077	230,559,276
Domestic, Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	3,016,375	3,110,050	3,016,008
Total expense	[2]	2,013,032	1,952,250	2,248,856
Income (loss) before income tax expense (benefit)		1,003,343	1,157,800	767,152
Net income (loss) attributable to Mitsubishi UFJ Financial Group		410,671	859,846	499,125
Total assets at end of fiscal year		169,280,635	158,809,701	151,999,696
Foreign, United States of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	715,461	218,953	426,377
Total expense	[2]	515,290	426,084	327,565
Income (loss) before income tax expense (benefit)		200,171	(207,131)	98,812
Net income (loss) attributable to Mitsubishi UFJ Financial Group		187,354	(131,566)	95,565
Total assets at end of fiscal year		46,327,668	40,625,000	30,730,705
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	521,440	155,022	256,495
Total expense	[2]	166,892	143,417	160,061
Income (loss) before income tax expense (benefit)		354,548	11,605	96,434
Net income (loss) attributable to Mitsubishi UFJ Financial Group		309,808	6,484	78,442
Total assets at end of fiscal year		27,718,111	22,352,446	23,224,502
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	1,087,444	569,018	585,474
Total expense	[2]	673,066	315,203	268,349
Income (loss) before income tax expense (benefit)		414,378	253,815	317,125
Net income (loss) attributable to Mitsubishi UFJ Financial Group		358,627	149,417	274,951
Total assets at end of fiscal year		26,193,776	22,312,805	15,938,673
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1],[3]	399,003	290,321	211,076
Total expense	[2],[3]	108,787	85,967	74,728
Income (loss) before income tax expense (benefit)	[3]	290,216	204,354	136,348
Net income (loss) attributable to Mitsubishi UFJ Financial Group	[3]	264,667	131,212	121,041
Total assets at end of fiscal year	[3]	¥ 11,366,136	¥ 9,561,125	¥ 8,665,700

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	Total expense is comprised of Interest expense, Provision (credit) for credit losses and Non-interest expense.
[3]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.